RESEARCH AND DEVELOPMENT	12 Months Ended
Sep. 30, 2021
Research And Development [Abstract]
RESEARCH AND DEVELOPMENT [Text Block]

10. RESEARCH AND DEVELOPMENT

Research and development expense recognized in the consolidated statements of comprehensive loss is comprised of the following:

	Year ended	Year ended	Period ended
	September 30, 2021	September 30, 2020	September 30, 2019
	$	$	$
Laboratory costs (see Note 11)	82,871	25,874	27,164
Novel drug development	3,638,910	110,029	-
Patents and related payments	513,302	13,895	-
Salary and subcontractors	1,369,769	43,754	14,845
Share-based compensation (see Note 6)	709,136	161,300	-
	6,313,988	354,852	42,009